Who

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6%
	AEROSPACE & DEFENSE - 2.5%
3,321	AAR Corporation(a)	$ 221,776
953	AeroVironment, Inc.(a)	120,831
709	General Dynamics Corporation	193,734
793	HEICO Corporation	153,366
991	HEICO Corporation, Class A	154,190
3,027	Howmet Aerospace, Inc.	201,447
856	Huntington Ingalls Industries, Inc.	249,627
7,048	Leonardo DRS, Inc.(a)	160,060
1,272	Moog, Inc., Class A	190,736
207	Northrop Grumman Corporation	95,431
6,389	Park Aerospace Corporation	97,241
2,537	Textron, Inc.	225,971
159	TransDigm Group, Inc.	187,261
1,386	Woodward, Inc.	196,105
		2,447,776
	APPAREL & TEXTILE PRODUCTS - 0.9%
202	Deckers Outdoor Corporation(a)	180,910
1,957	Kontoor Brands, Inc.	115,678
867	Oxford Industries, Inc.	87,905
1,079	PVH Corporation	147,467
495	Ralph Lauren Corporation	92,030
2,259	Skechers USA, Inc., Class A(a)	139,629
2,648	Tapestry, Inc.	125,859
		889,478
	ASSET MANAGEMENT - 2.2%
563	Ameriprise Financial, Inc.	229,343
1,434	Apollo Global Management, Inc.	160,321
1,110	Ares Management Corporation, Class A	147,219
3,466	Artisan Partners Asset Management, Inc., Class A	149,281
3,766	Assetmark Financial Holdings, Inc.(a)	133,128
8,498	Blue Owl Capital, Inc.	152,624
3,590	F&G Annuities & Life, Inc.	135,630
1,309	Hamilton Lane, Inc., Class A	150,339
1,735	KKR & Company, Inc.	170,481

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	ASSET MANAGEMENT - 2.2% (Continued)
503	LPL Financial Holdings, Inc.	$ 134,749
1,843	ODP Corporation (The)(a)	104,093
9,592	Patria Investments Ltd.	142,921
4,508	TPG, Inc.	199,930
4,611	Vitesse Energy, Inc.	104,808
		2,114,867
	AUTOMOTIVE - 0.5%
4,650	Gentex Corporation	169,864
3,173	Miller Industries, Inc.	142,817
1,807	Modine Manufacturing Company(a)	162,106
		474,787
	BANKING - 3.8%
2,105	ACNB Corporation	74,180
4,896	Amalgamated Financial Corporation	113,000
2,421	American National Bankshares, Inc.	109,236
4,105	Arrow Financial Corporation	98,438
3,956	Banco Latinoamericano de Comercio Exterior S.A., E	110,649
2,625	Bancorp, Inc. (The)(a)	117,180
2,626	Bank OZK	115,019
2,034	Bar Harbor Bankshares	51,297
2,979	Cathay General Bancorp	116,330
1,348	City Holding Company	135,447
1,932	Esquire Financial Holdings, Inc.	98,107
9,411	First BanCorporation	159,799
69	First Citizens BancShares, Inc., Class A	108,593
3,403	First Community Bankshares, Inc.	112,775
2,004	Great Southern Bancorp, Inc.	104,489
7,595	Home BancShares, Inc.	178,179
4,361	Independent Bank Corporation	106,626
3,607	International Bancshares Corporation	187,167
3,188	Mercantile Bank Corporation	117,446
2,199	Merchants Bancorp	94,249
4,543	Midland States Bancorp, Inc.	110,622
2,838	Northeast Bank	151,521

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	BANKING - 3.8% (Continued)
9,215	NU Holdings Ltd./Cayman Islands(a)	$ 102,102
4,087	OFG Bancorp	148,031
3,923	Origin Bancorp, Inc.	117,062
3,518	Orrstown Financial Services, Inc.	94,810
4,859	Peoples Bancorp, Inc.	136,392
1,788	QCR Holdings, Inc.	101,916
2,083	Republic Bancorp, Inc., Class A	102,609
4,110	Stellar Bancorp, Inc.	97,407
4,086	Summit Financial Group, Inc.	110,240
1,725	Triumph Financial, Inc.(a)	129,375
		3,710,293
	BEVERAGES - 0.4%
1,311	Celsius Holdings, Inc.(a)	107,004
205	Coca-Cola Consolidated, Inc.	172,364
2,948	Vita Coco Company, Inc. (The)(a)	76,943
		356,311
	BIOTECH & PHARMA - 2.4%
718	Amgen, Inc.	196,610
1,861	ANI Pharmaceuticals, Inc.(a)	125,934
1,392	Arcellx, Inc.(a)	91,621
1,437	Axsome Therapeutics, Inc.(a)	116,943
7,431	Catalyst Pharmaceuticals, Inc.(a)	119,119
2,651	Collegium Pharmaceutical, Inc.(a)	97,318
2,977	Crinetics Pharmaceuticals, Inc.(a)	121,878
765	Cytokinetics, Inc.(a)	55,264
1,588	Disc Medicine, Inc.(a)	109,048
3,637	Ideaya Biosciences, Inc.(a)	162,574
1,561	Intra-Cellular Therapies, Inc.(a)	108,521
6,320	Ironwood Pharmaceuticals, Inc.(a)	59,598
332	Krystal Biotech, Inc.(a)	52,944
4,269	Mirum Pharmaceuticals, Inc.(a)	122,563
1,045	Neurocrine Biosciences, Inc.(a)	136,268
1,325	Nuvalent, Inc.(a)	111,459
2,006	Prestige Consumer Healthcare, Inc.(a)	139,577

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	BIOTECH & PHARMA - 2.4% (Continued)
162	Regeneron Pharmaceuticals, Inc.(a)	$ 156,507
1,722	Vaxcyte, Inc.(a)	127,118
341	Vertex Pharmaceuticals, Inc.(a)	143,472
		2,354,336
	CHEMICALS - 2.0%
5,492	Axalta Coating Systems Ltd.(a)	179,753
1,650	Cabot Corporation	140,168
1,994	Hawkins, Inc.	140,079
1,427	Haynes International, Inc.	84,807
2,356	HB Fuller Company	187,373
1,394	Innospec, Inc.	173,232
1,976	Koppers Holdings, Inc.	111,881
1,095	Materion Corporation	147,080
279	NewMarket Corporation	179,026
4,373	Orion S.A.	98,567
1,825	RPM International, Inc.	210,514
3,228	Valvoline, Inc.(a)	137,642
985	Westlake Corporation	136,629
		1,926,751
	COMMERCIAL SUPPORT SERVICES - 3.0%
1,246	Barrett Business Services, Inc.	152,000
1,730	Brink's Company (The)	143,296
2,281	CBIZ, Inc.(a)	172,284
320	Cintas Corporation	201,155
1,148	Clean Harbors, Inc.(a)	209,051
10,275	CoreCivic, Inc.(a)	156,488
501	CorVel Corporation(a)	122,244
6,918	Ennis, Inc.	140,574
896	FTI Consulting, Inc.(a)	185,364
3,925	H&R Block, Inc.	192,129
7,062	Hackett Group, Inc. (The)	174,573
1,436	Huron Consulting Group, Inc.(a)	140,915
1,535	Republic Services, Inc.	281,825
3,730	SP Plus Corporation(a)	191,759

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 3.0% (Continued)
1,551	TriNet Group, Inc.(a)	$ 198,544
1,348	Waste Management, Inc.	277,216
		2,939,417
	CONSTRUCTION MATERIALS - 2.1%
622	Advanced Drainage Systems, Inc.	101,535
3,985	Apogee Enterprises, Inc.	227,981
478	Carlisle Companies, Inc.	167,300
685	Eagle Materials, Inc.	173,682
2,045	Knife River Corporation(a)	151,514
373	Martin Marietta Materials, Inc.	215,486
8,510	MDU Resources Group, Inc.	184,497
1,065	Owens Corning	159,516
654	Simpson Manufacturing Company, Inc.	136,477
2,860	Summit Materials, Inc., Class A(a)	122,151
668	United States Lime & Minerals, Inc.	170,327
928	Vulcan Materials Company	246,708
		2,057,174
	CONSUMER SERVICES - 1.2%
323	Graham Holdings Company, Class B	226,852
922	Grand Canyon Education, Inc.(a)	124,286
14,376	Laureate Education, Inc., Class A	192,782
7,148	Perdoceo Education Corporation	127,306
1,666	Strategic Education, Inc.	184,576
1,696	Stride, Inc.(a)	101,336
8,897	Universal Technical Institute, Inc.(a)	133,811
3,091	Upbound Group, Inc.	104,352
		1,195,301
	CONTAINERS & PACKAGING - 0.6%
5,343	Graphic Packaging Holding Company	138,651
2,737	Greif, Inc., Class A	176,427
1,452	Packaging Corporation of America	263,088
		578,166

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	DATA CENTER REIT - 0.2%
187	Equinix, Inc.	$ 166,209

	DIVERSIFIED INDUSTRIALS - 1.1%
695	Eaton Corporation PLC	200,855
1,375	Emerson Electric Company	146,919
1,826	General Electric Company	286,481
825	Illinois Tool Works, Inc.	216,274
2,002	ITT, Inc.	252,532
		1,103,061
	E-COMMERCE DISCRETIONARY - 0.1%
9,139	1-800-Flowers.com, Inc., Class A(a)	95,228

	ELECTRIC UTILITIES - 1.2%
1,680	Consolidated Edison, Inc.	146,513
929	Constellation Energy Corporation	156,490
3,102	Edison International	210,999
3,738	NRG Energy, Inc.	206,786
1,331	Otter Tail Corporation	120,402
12,199	PG&E Corporation	203,601
2,974	Vistra Corporation	162,202
		1,206,993
	ELECTRICAL EQUIPMENT - 3.8%
1,930	A O Smith Corporation	159,997
1,785	AAON, Inc.	149,904
665	Acuity Brands, Inc.	167,075
1,119	AMETEK, Inc.	201,621
2,613	Amphenol Corporation, Class A	285,445
4,547	API Group Corporation(a)	159,372
1,189	Atkore International Group, Inc.	201,417
936	Badger Meter, Inc.	148,534
2,106	BWX Technologies, Inc.	212,348
1,875	Fortive Corporation	159,619
423	Hubbell, Inc.	161,023
249	Lennox International, Inc.	117,331

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	ELECTRICAL EQUIPMENT - 3.8% (Continued)
6,666	LSI Industries, Inc.	$ 96,190
2,199	Napco Security Technologies, Inc.	99,021
2,076	nVent Electric PLC	139,756
848	OSI Systems, Inc.(a)	111,241
2,261	Otis Worldwide Corporation	215,473
509	Powell Industries, Inc.	94,287
1,388	SPX Technologies, Inc.(a)	162,660
527	Trane Technologies PLC	148,598
1,597	Vertiv Holdings Company	107,989
4,601	Vontier Corporation	197,843
778	Watts Water Technologies, Inc., Class A	158,673
		3,655,417
	ENGINEERING & CONSTRUCTION - 2.5%
1,931	AECOM	171,531
2,463	Arcosa, Inc.	204,429
504	Comfort Systems USA, Inc.	154,088
2,829	Construction Partners, Inc., Class A(a)	136,018
939	Dycom Industries, Inc.(a)	118,774
356	EMCOR Group, Inc.	111,613
3,140	Fluor Corporation(a)	115,552
2,545	Granite Construction, Inc.	131,144
1,808	IES Holdings, Inc.(a)	198,735
779	Installed Building Products, Inc.	186,126
1,250	Jacobs Solutions, Inc.	183,313
718	MYR Group, Inc.(a)	116,646
613	Quanta Services, Inc.	148,046
1,434	Sterling Infrastructure, Inc.(a)	152,922
445	TopBuild Corporation(a)	179,059
2,051	VSE Corporation	151,979
		2,459,975
	ENTERTAINMENT CONTENT - 0.1%
3,030	Fox Corporation - Class B	82,961

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	FOOD - 1.1%
2,757	BellRing Brands, Inc.(a)	$ 157,011
2,989	Cal-Maine Foods, Inc.	171,838
1,727	Ingredion, Inc.	203,147
946	J & J Snack Foods Corporation	137,246
2,531	Mondelez International, Inc., A	184,940
2,031	Post Holdings, Inc.(a)	211,548
		1,065,730
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
1,265	Boise Cascade Company	171,926
3,242	Sylvamo Corporation	195,849
946	UFP Industries, Inc.	108,440
		476,215
	GAMING REIT - 0.3%
4,472	Gaming and Leisure Properties, Inc.	203,386
4,407	VICI Properties, Inc.	131,902
		335,288
	GAS & WATER UTILITIES - 0.1%
3,672	Consolidated Water Company Ltd.	108,544

	HEALTH CARE FACILITIES & SERVICES - 2.5%
1,863	Acadia Healthcare Company, Inc.(a)	155,467
1,667	Cardinal Health, Inc.	186,671
302	Chemed Corporation	189,091
395	Cigna Group (The)	132,775
228	Elevance Health, Inc.	114,285
2,776	Encompass Health Corporation	206,535
1,081	Ensign Group, Inc. (The)	135,039
534	HCA Healthcare, Inc.	166,448
511	ICON plc(a)	163,837
348	McKesson Corporation	181,451
349	Medpace Holdings, Inc.(a)	138,734
357	Molina Healthcare, Inc.(a)	140,626
1,505	National HealthCare Corporation	148,483
2,768	RadNet, Inc.(a)	104,796

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.5% (Continued)
1,125	Tenet Healthcare Corporation(a)	$ 104,625
1,050	Universal Health Services, Inc., Class B	175,413
		2,444,276
	HEALTH CARE REIT - 0.5%
8,777	CareTrust REIT, Inc.	198,009
4,808	Omega Healthcare Investors, Inc.	149,625
1,567	Welltower, Inc.	144,415
		492,049
	HOME & OFFICE PRODUCTS - 0.3%
3,257	HNI Corporation	145,946
2,494	Tempur Sealy International, Inc.	135,848
		281,794
	HOME CONSTRUCTION - 3.5%
1,301	Armstrong World Industries, Inc.	156,914
4,550	Beazer Homes USA, Inc.(a)	142,552
314	Cavco Industries, Inc.(a)	116,987
1,351	Century Communities, Inc.	116,578
1,294	DR Horton, Inc.	193,375
2,996	Dream Finders Homes, Inc.(a)	117,233
4,276	Forestar Group, Inc.(a)	144,187
1,998	Fortune Brands Innovations, Inc.	162,517
2,391	Griffon Corporation	170,717
687	Hovnanian Enterprises, Inc.(a)	107,625
2,634	KB Home	174,977
1,171	Lennar Corporation, Class A	185,615
1,440	Lennar Corporation, Class B	212,213
1,451	M/I Homes, Inc.(a)	184,262
2,184	Masco Corporation	167,644
9,867	Masterbrand, Inc.(a)	170,798
569	Meritage Homes Corporation	89,709
1,335	Patrick Industries, Inc.	160,120
2,000	PulteGroup, Inc.	216,760
2,610	Taylor Morrison Home Corporation(a)	147,752
945	Toll Brothers, Inc.	108,335

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	HOME CONSTRUCTION - 3.5% (Continued)
3,703	Tri Pointe Homes, Inc.(a)	$ 131,012
		3,377,882
	HOTEL REIT - 0.4%
8,776	Apple Hospitality REIT, Inc.	141,206
5,077	Host Hotels & Resorts, Inc.	105,297
1,214	Ryman Hospitality Properties, Inc.	143,835
		390,338
	HOUSEHOLD PRODUCTS - 0.9%
3,173	Central Garden & Pet Company(a)	139,200
2,354	Colgate-Palmolive Company	203,667
8,126	Coty, Inc., Class A(a)	102,063
329	elf Beauty, Inc.(a)	68,606
781	Inter Parfums, Inc.	114,588
4,336	Quanex Building Products Corporation	149,939
4,513	Reynolds Consumer Products, Inc.	133,134
		911,197
	INDUSTRIAL INTERMEDIATE PROD - 0.6%
2,643	AZZ, Inc.	192,411
811	Enpro, Inc.	126,370
2,601	Mueller Industries, Inc.	133,639
486	RBC Bearings, Inc.(a)	132,595
		585,015
	INDUSTRIAL SUPPORT SERVICES - 2.3%
812	Applied Industrial Technologies, Inc.	154,191
3,669	Core & Main, Inc.(a)	175,121
4,158	DXP Enterprises, Inc.(a)	147,692
3,289	Fastenal Company	240,130
1,113	Ferguson PLC	235,344
2,999	Global Industrial Company	131,506
1,973	H&E Equipment Services, Inc.	111,455
2,159	MSC Industrial Direct Company, Inc., Class A	217,929
1,307	RB Global, Inc.	99,214
1,267	Transcat, Inc.(a)	133,238
240	United Rentals, Inc.	166,385

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.3% (Continued)
535	Watsco, Inc.	$ 210,854
223	WW Grainger, Inc.	217,082
		2,240,141
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
1,022	Cboe Global Markets, Inc.	196,224
1,095	Evercore, Inc., Class A	204,853
1,647	Houlihan Lokey, Inc.	211,903
2,208	Interactive Brokers Group, Inc., Class A	240,053
1,381	Intercontinental Exchange, Inc.	191,158
4,325	Jefferies Financial Group, Inc.	180,872
804	Piper Sandler Companies	151,369
1,957	PJT Partners, Inc., Class A	206,268
3,235	SEI Investments Company	217,554
2,064	StoneX Group, Inc.(a)	142,953
1,209	Tradeweb Markets, Inc., Class A	127,936
		2,071,143
	INSURANCE - 7.4%
2,898	Aflac, Inc.	233,985
1,464	Allstate Corporation (The)	233,537
3,182	American International Group, Inc.	231,936
3,524	AMERISAFE, Inc.	185,926
609	Aon PLC, Class A	192,438
1,511	Arch Capital Group Ltd.(a)	132,348
924	Arthur J Gallagher & Company	225,391
1,198	Assured Guaranty Ltd.	109,737
3,436	Axis Capital Holdings Ltd.	214,991
1,947	Brown & Brown, Inc.	163,957
1,080	Chubb Ltd.	271,803
3,370	CNA Financial Corporation	148,112
6,954	CNO Financial Group, Inc.	185,602
3,848	Employers Holdings, Inc.	175,892
647	Enstar Group Ltd.(a)	199,237
4,058	Equitable Holdings, Inc.	138,946
1,915	Globe Life, Inc.	243,071

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	INSURANCE - 7.4% (Continued)
2,592	Hartford Financial Services Group, Inc. (The)	$ 248,416
2,807	Jackson Financial, Inc., Class A	154,525
256	Kinsale Capital Group, Inc.	132,142
2,548	Loews Corporation	191,431
976	Marsh & McLennan Companies, Inc.	197,416
5,171	NMI Holdings, Inc., Class A(a)	155,544
6,456	Old Republic International Corporation	186,966
695	Primerica, Inc.	170,456
1,090	Progressive Corporation (The)	206,620
5,168	Radian Group, Inc.	150,596
900	Reinsurance Group of America, Inc.	159,165
654	RenaissanceRe Holdings Ltd.	147,032
1,128	RLI Corporation	165,196
3,911	Ryan Specialty Holdings, Inc., Class A(a)	204,858
1,544	Selective Insurance Group, Inc.	161,317
15,106	SiriusPoint Ltd.(a)	185,351
5,538	Tiptree, Inc.	96,970
1,059	Travelers Companies, Inc./The	233,997
8,790	Universal Insurance Holdings, Inc.	177,470
2,676	Voya Financial, Inc.	182,931
2,640	W R Berkley Corporation	220,704
673	Willis Towers Watson PLC	183,467
		7,199,479
	INTERNET MEDIA & SERVICES - 0.5%
1,524	GoDaddy, Inc., Class A(a)	173,966
2,026	Uber Technologies, Inc.(a)	161,067
3,462	Yelp, Inc.(a)	133,079
		468,112
	LEISURE FACILITIES & SERVICES - 2.3%
3,281	Atlanta Braves Holdings, Inc.(a)	128,353
560	Churchill Downs, Inc.	68,247
1,053	Darden Restaurants, Inc.	179,758
2,073	Dave & Buster's Entertainment, Inc.(a)	127,987
1,192	Hilton Worldwide Holdings, Inc.	243,550

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	LEISURE FACILITIES & SERVICES - 2.3% (Continued)
1,049	Hyatt Hotels Corporation, Class A	$ 161,116
5,090	International Game Technology plc	138,295
1,430	Light & Wonder, Inc.(a)	143,729
962	Marriott International, Inc., Class A	240,375
11,970	OneSpaWorld Holdings Ltd.(a)	156,089
1,902	Red Rock Resorts, Inc., Class A	110,297
1,071	Royal Caribbean Cruises Ltd.(a)	132,108
3,635	Target Hospitality Corporation(a)	35,187
739	Texas Roadhouse, Inc.	110,384
624	Wingstop, Inc.	219,055
		2,194,530
	LEISURE PRODUCTS - 0.3%
1,759	Acushnet Holdings Corporation	113,315
536	Axon Enterprise, Inc.(a)	164,750
		278,065
	MACHINERY - 4.8%
1,044	AGCO Corporation	114,527
827	Alamo Group, Inc.	167,294
4,715	Cadre Holdings, Inc.	169,410
433	Caterpillar, Inc.	144,605
6,920	CECO Environmental Corporation(a)	156,738
1,127	Crane Company	136,998
529	CSW Industrials, Inc.	121,876
980	Curtiss-Wright Corporation	231,544
518	Deere & Company	189,096
2,980	Donaldson Company, Inc.	213,428
4,342	Enerpac Tool Group Corporation	146,369
1,736	Esab Corporation	172,072
1,450	ESCO Technologies, Inc.	147,741
1,966	Federal Signal Corporation	161,035
3,619	Flowserve Corporation	153,156
1,546	Franklin Electric Company, Inc.	160,722
2,272	Graco, Inc.	207,343
2,171	Ingersoll Rand, Inc.	198,277

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	MACHINERY - 4.8% (Continued)
457	Kadant, Inc.	$ 154,146
865	Lincoln Electric Holdings, Inc.	221,959
1,297	MSA Safety, Inc.	238,842
789	Nordson Corporation	209,598
397	Parker-Hannifin Corporation	212,574
791	Snap-on, Inc.	218,047
1,070	Standex International Corporation	185,110
2,096	Tennant Company	237,245
		4,669,752
	MEDICAL EQUIPMENT & DEVICES - 1.1%
3,338	Boston Scientific Corporation(a)	221,009
1,573	GE HealthCare Technologies, Inc.	143,583
1,353	Integer Holdings Corporation(a)	149,222
367	Intuitive Surgical, Inc.(a)	141,515
1,391	RxSight, Inc.(a)	75,907
755	Stryker Corporation	263,549
7,818	Zynex, Inc.(a)	106,012
		1,100,797
	METALS & MINING - 0.8%
286	Alpha Metallurgical Resources, Inc.	107,894
584	Arch Resources, Inc.	96,529
801	CONSOL Energy, Inc.	68,742
462	Encore Wire Corporation	111,342
1,351	Southern Copper Corporation	109,242
12,295	SunCoke Energy, Inc.	131,679
1,996	Warrior Met Coal, Inc.	113,712
		739,140
	MORTGAGE FINANCE - 1.0%
11,592	Apollo Commercial Real Estate Finance, Inc.	129,946
13,860	Franklin BSP Realty Trust, Inc.	178,933
14,330	Ladder Capital Corporation	154,907
9,953	PennyMac Mortgage Investment Trust	140,636
18,592	Rithm Capital Corporation	201,538

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	MORTGAGE FINANCE - 1.0% (Continued)
6,542	Starwood Property Trust, Inc.	$ 133,391
		939,351
	OIL & GAS PRODUCERS - 5.0%
17,180	Antero Midstream Corporation	230,213
2,013	APA Corporation	59,967
2,795	California Resources Corporation	145,815
667	Cheniere Energy, Inc.	103,518
1,404	Chesapeake Energy Corporation	116,223
850	Chord Energy Corporation	138,083
1,511	Civitas Resources, Inc.	103,775
1,109	ConocoPhillips	124,807
3,427	Coterra Energy, Inc.	88,348
2,715	CVR Energy, Inc.	90,084
3,367	Delek US Holdings, Inc.	85,892
612	Diamondback Energy, Inc.	111,702
3,470	DT Midstream, Inc.	199,976
811	EOG Resources, Inc.	92,827
9,829	Equitrans Midstream Corporation	105,072
717	Gulfport Energy Corporation(a)	101,807
810	Hess Corporation	118,058
8,155	Kinder Morgan, Inc.	141,815
1,633	Laredo Petroleum, Inc.(a)	82,189
3,527	Magnolia Oil & Gas Corporation, Class A	79,992
3,819	Marathon Oil Corporation	92,611
698	Marathon Petroleum Corporation	118,123
1,472	Matador Resources Company	92,957
2,358	Murphy Oil Corporation	93,542
439	Murphy USA, Inc.	183,067
3,107	Northern Oil and Gas, Inc.	111,013
1,322	Occidental Petroleum Corporation	80,126
2,969	ONEOK, Inc.	223,032
1,697	Ovintiv, Inc.	83,849
2,652	Par Pacific Holdings, Inc.(a)	95,790
2,656	PBF Energy, Inc., Class A	124,035

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	OIL & GAS PRODUCERS - 5.0% (Continued)
7,789	Permian Resources Corporation	$ 121,197
1,541	Phillips 66	219,608
375	Pioneer Natural Resources Company	88,196
2,851	Range Resources Corporation	90,149
2,156	Targa Resources Corporation	211,805
1,100	Valero Energy Corporation	155,606
6,139	Williams Companies, Inc. (The)	220,636
3,989	World Kinect Corporation	97,172
		4,822,677
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
6,502	Archrock, Inc.	118,792
15,547	Borr Drilling Ltd.	93,593
5,435	Diamond Offshore Drilling, Inc.(a)	60,274
3,233	Halliburton Company	113,381
10,769	Helix Energy Solutions Group, Inc.(a)	96,921
1,747	Helmerich & Payne, Inc.	67,067
6,778	Liberty Oilfield Services, Inc., Class A	144,914
3,762	Noble Corp plc	157,288
3,197	Oceaneering International, Inc.(a)	63,173
4,950	Patterson-UTI Energy, Inc.	57,272
1,970	Schlumberger Ltd.	95,210
5,679	TechnipFMC plc	123,178
1,495	Tidewater, Inc.(a)	104,695
2,175	Valaris Ltd.(a)	137,134
1,245	Weatherford International plc(a)	127,749
		1,560,641
	PUBLISHING & BROADCASTING - 0.5%
1,890	Liberty Media Corp-Liberty Formula One - Series C(a)	137,516
2,045	Liberty Media Corp-Liberty Formula One - Series A(a)	134,050
6,487	News Corporation, Class B	181,571
		453,137
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,097	McGrath RentCorporation	136,555

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	RENEWABLE ENERGY - 0.1%
2,388	REX American Resources Corporation(a)	$ 105,024

	RETAIL - CONSUMER STAPLES - 0.5%
1,307	BJ's Wholesale Club Holdings, Inc.(a)	95,463
583	Casey's General Stores, Inc.	177,518
3,423	Sprouts Farmers Market, Inc.(a)	213,732
		486,713
	RETAIL - DISCRETIONARY - 3.9%
1,042	Abercrombie & Fitch Company, Class A(a)	133,126
1,592	Academy Sports & Outdoors, Inc.	118,954
715	Asbury Automotive Group, Inc.(a)	149,313
1,382	Beacon Roofing Supply, Inc.(a)	118,700
1,196	BlueLinx Holdings, Inc.(a)	151,713
2,902	Buckle, Inc. (The)	118,808
715	Builders FirstSource, Inc.(a)	139,554
3,863	Caleres, Inc.	149,150
862	Dick's Sporting Goods, Inc.	153,341
271	Dillard's, Inc., Class A	112,392
5,106	Ethan Allen Interiors, Inc.	170,694
1,599	GMS, Inc.(a)	142,807
369	Group 1 Automotive, Inc.	99,870
307	Lululemon Athletica, Inc.(a)	143,397
162	O'Reilly Automotive, Inc.(a)	176,162
891	Penske Automotive Group, Inc.	136,769
4,207	PetIQ, Inc.(a)	76,609
1,612	Ross Stores, Inc.	240,123
2,266	Rush Enterprises, Inc., Class A	110,354
1,705	Rush Enterprises, Inc., Class B	85,983
893	Signet Jewelers Ltd.	90,872
2,359	TJX Companies., Inc. (The)	233,871
546	Tractor Supply Company	138,859
279	Ulta Beauty, Inc.(a)	153,048
2,503	Urban Outfitters, Inc.(a)	104,000
602	Williams-Sonoma, Inc.	141,789

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	RETAIL - DISCRETIONARY - 3.9% (Continued)
423	Winmark Corporation	$ 160,550
		3,750,808
	RETAIL REIT – 0.9%
8,204	Kite Realty Group Trust	175,648
4,437	Phillips Edison & Company, Inc.	158,490
914	Simon Property Group, Inc.	135,400
5,298	Tanger Factory Outlet Centers, Inc.	152,635
7,015	Urban Edge Properties	119,325
11,938	Whitestone REIT	147,076
		888,574
	SEMICONDUCTORS - 1.8%
4,455	Amkor Technology, Inc.	138,194
847	Analog Devices, Inc.	162,472
768	Applied Materials, Inc.	154,844
1,925	CTS Corporation	85,778
178	KLA Corporation	121,449
182	Lam Research Corporation	170,762
1,602	MACOM Technology Solutions Holdings, Inc.(a)	141,505
1,846	Microchip Technology, Inc.	155,322
94	Monolithic Power Systems, Inc.	67,684
843	Onto Innovation, Inc.(a)	155,247
3,667	Photronics, Inc.(a)	105,573
2,046	Rambus, Inc.(a)	121,205
3,601	Veeco Instruments, Inc.(a)	130,392
		1,710,427
	SOFTWARE - 3.3%
9,126	Adeia, Inc.	103,489
1,127	Agilysys, Inc.(a)	87,681
1,303	Altair Engineering, Inc., Class A(a)	110,859
459	Appfolio, Inc., Class A(a)	111,119
3,354	Box, Inc., Class A(a)	86,500
2,199	Braze, Inc.(a)	125,123
554	Cadence Design Systems, Inc.(a)	168,627
1,454	CommVault Systems, Inc.(a)	139,162

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	SOFTWARE - 3.3% (Continued)
381	Crowdstrike Holdings, Inc., Class A(a)	$ 123,501
3,004	Donnelley Financial Solutions, Inc.(a)	193,938
475	Duolingo, Inc.(a)	113,525
3,849	Freshworks, Inc.(a)	78,674
7,000	Gen Digital, Inc.	150,430
6,845	Instructure Holdings, Inc.(a)	156,887
636	Manhattan Associates, Inc.(a)	161,118
3,023	Nutanix, Inc., Class A(a)	190,933
1,243	PTC, Inc.(a)	227,482
926	Qualys, Inc.(a)	159,142
240	ServiceNow, Inc.(a)	185,122
424	SPS Commerce, Inc.(a)	78,508
262	Synopsys, Inc.(a)	150,317
7,028	Verra Mobility Corporation(a)	151,945
508	Workday, Inc., Class A(a)	149,687
		3,203,769
	SPECIALTY FINANCE - 2.2%
727	American Express Company	159,518
8,499	Enact Holdings, Inc.	235,592
2,104	Enova International, Inc.(a)	133,078
4,205	Essent Group Ltd.	225,262
747	Federal Agricultural Mortgage Corporation, Class C	133,616
3,410	Fidelity National Financial, Inc.	172,478
1,192	FirstCash Holdings, Inc.	136,484
3,349	FTAI Aviation Ltd.	188,515
10,212	MGIC Investment Corporation	203,117
2,221	Mr. Cooper Group, Inc.(a)	158,313
3,048	OneMain Holdings, Inc.	143,957
1,111	PennyMac Financial Services, Inc.	94,357
6,325	SLM Corporation	131,750
		2,116,037
	SPECIALTY REIT - 0.4%
3,131	Iron Mountain, Inc.	246,221

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	SPECIALTY REIT - 0.4% (Continued)
1,113	Lamar Advertising Company, Class A	$ 123,042
		369,263
	STEEL - 1.1%
3,035	ATI, Inc.(a)	149,261
1,326	Carpenter Technology Corporation	85,726
913	Nucor Corporation	175,570
1,708	Olympic Steel, Inc.	116,178
613	Reliance Steel & Aluminum Company	196,909
867	Steel Dynamics, Inc.	116,022
1,754	United States Steel Corporation	83,034
2,786	Worthington Enterprises, Inc.	173,066
		1,095,766
	TECHNOLOGY HARDWARE - 1.9%
480	Arista Networks, Inc.(a)	133,219
8,451	Arlo Technologies, Inc.(a)	87,975
2,924	Avnet, Inc.	136,229
4,493	Benchmark Electronics, Inc.	137,980
2,037	Crane NXT Company	119,002
628	Fabrinet(a)	135,378
12,026	Hewlett Packard Enterprise Company	183,156
1,011	InterDigital, Inc.	108,197
831	Jabil, Inc.	119,739
860	Motorola Solutions, Inc.	284,136
2,260	NetApp, Inc.	201,411
2,794	Pure Storage, Inc., Class A(a)	147,104
60	Super Micro Computer, Inc.(a)	51,967
		1,845,493
	TECHNOLOGY SERVICES - 3.8%
578	Automatic Data Processing, Inc.	145,153
1,283	Booz Allen Hamilton Holding Corporation	189,512
1,241	Broadridge Financial Solutions, Inc.	252,642
535	CACI International, Inc., Class A(a)	200,545
997	CDW Corporation	245,471
3,765	ExlService Holdings, Inc.(a)	117,167

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	TECHNOLOGY SERVICES - 3.8% (Continued)
348	FactSet Research Systems, Inc.	$ 160,978
134	Fair Isaac Corporation(a)	170,168
1,766	Fiserv, Inc.(a)	263,610
634	FleetCor Technologies, Inc.(a)	177,057
342	Gartner, Inc.(a)	159,222
1,235	ICF International, Inc.	191,240
855	Insight Enterprises, Inc.(a)	160,740
690	International Business Machines Corporation	127,671
2,087	Leidos Holdings, Inc.	266,843
467	Moody's Corporation	177,189
7,882	Pagseguro Digital Ltd., Class A(a)	109,717
2,780	Parsons Corporation(a)	224,096
1,032	Science Applications International Corporation	144,439
753	Verisk Analytics, Inc.	182,151
		3,665,611
	TELECOMMUNICATIONS - 0.2%
1,910	Cogent Communications Holdings, Inc.	154,538

	TRANSPORTATION & LOGISTICS - 3.3%
959	ArcBest Corporation	137,003
5,039	Ardmore Shipping Corporation	81,783
5,206	CSX Corporation	197,516
11,286	DHT Holdings, Inc.	122,115
1,463	Dorian, L.P.G Ltd.	52,887
4,435	FLEX LNG Ltd.	111,939
4,278	Golar LNG Ltd.	86,801
2,328	International Seaways, Inc.	123,221
630	JB Hunt Transport Services, Inc.	129,975
2,326	Kirby Corporation(a)	204,037
2,525	Knight-Swift Transportation Holdings, Inc.	142,259
6,689	Marten Transport Ltd.	126,088
1,186	Matson, Inc.	131,705
457	Old Dominion Freight Line, Inc.	202,213
4,607	RXO, Inc.(a)	99,143

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	TRANSPORTATION & LOGISTICS - 3.3% (Continued)
1,896	Ryder System, Inc.	$ 216,334
275	Saia, Inc.(a)	158,235
1,331	Scorpio Tankers, Inc.	89,350
18,945	SFL Corp Ltd.	253,104
1,715	SkyWest, Inc.(a)	110,137
1,954	Teekay Tankers Ltd., Class A	107,118
3,825	Werner Enterprises, Inc.	153,536
1,293	XPO Logistics, Inc.(a)	155,574
		3,192,073
	TRANSPORTATION EQUIPMENT - 0.9%
1,404	Allison Transmission Holdings, Inc.	105,763
656	Cummins, Inc.	176,208
1,985	PACCAR, Inc.	220,117
3,810	Wabash National Corporation	103,937
1,776	Westinghouse Air Brake Technologies Corporation	250,931
		856,956
	WHOLESALE - CONSUMER STAPLES - 0.5%
1,933	Andersons, Inc. (The)	106,856
2,506	Performance Food Group Company(a)	192,386
4,244	US Foods Holding Corporation(a)	215,553
		514,795
	WHOLESALE - DISCRETIONARY - 0.7%
3,027	Copart, Inc.(a)	160,885
1,700	ePlus, Inc.(a)	140,063
3,202	G-III Apparel Group Ltd.(a)	106,531
7,188	Hudson Technologies, Inc.(a)	105,304
2,602	PC Connection, Inc.	172,721
		685,504

	TOTAL COMMON STOCKS (Cost $80,091,582)	93,797,700

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares			Coupon Rate (%)	Maturity	Fair Value
		PREFERRED STOCKS — 0.0%(b)
		REAL ESTATE OWNERS & DEVELOPERS — 0.0%(b)
313	Brookfield Property Preferred, L.P. (Cost $4,758)		11.6300	7/26/2081	$ 4,110

		Expiration Date	Exercise Price
		RIGHT — 0.0%(b)
		BIOTECH & PHARMA - 0.0% (b)
2,093	Novartis A.G. – CVR(d)(e) (Cost $0)	12/31/2029	$4		–(c)

		TOTAL INVESTMENTS - 96.6% (Cost $80,096,340)			$ 93,801,810
		OTHER ASSETS IN EXCESS OF LIABILITIES- 3.4%			3,301,098
	NET ASSETS - 100.0%				$ 97,102,908

CVR	- Contingent Value Right
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Amount represents less than $1.
(d)	Illiquid security. The total fair value of these securities as of February 29, 2024 was $0, representing 0.0% of net assets.
(e)	The fair value of this investment is determined using significant unobservable inputs.